Collateralized Transactions (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Collateralized Transactions (Textual) [Abstract]
Fair value of financial instruments received as collateral, permitted to deliver	$ 2,120,000,000	$ 212,400,000
Financial instruments pledged to counterparties at fair value	2,120,000,000	212,400,000
Financial instruments, owned and not pledged, at fair value	550,900,000	543,300,000
Repurchase agreements and other secured financings, maturity (years)	1 year
Fair Value of Financial instruments received as collateral [Member]
Collateralized Transactions (Textual) [Abstract]
Fair value of financial instruments received as collateral, permitted to deliver	1,290,000,000	1,130,000,000
Fair value of financial instruments received as collateral, delivered or repledged	1,230,000,000	1,090,000,000
Fair value of financial instruments received as collateral, further repledged by receiving counterparty	275,900,000	242,300,000
Financial instruments pledged to counterparties at fair value	$ 1,290,000,000	$ 1,130,000,000